Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2018 ₨ / shares $ / shares shares	Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2016 ₨ / shares shares	Mar. 31, 2015 ₨ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	75,443,800	75,443,800	92,156,300	128,654,300	109,033,000
Weighted Average Exercise Price	₨ 1,050.22	₨ 1,050.22	₨ 904.97	₨ 840.19	₨ 683.16
Plan ''C''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	680.0	₨ 10.44
Range of exercise price, Upper Range | (per share)	₨ 835.50	₨ 12.83
Number Of Shares Arising Out Of Options | shares	3,261,500	3,261,500
Weighted Average Remaining Life	1 year 3 months 25 days	1 year 3 months 25 days
Weighted Average Exercise Price	₨ 685.72	₨ 685.72
Plan ''D''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 680	₨ 10.44
Number Of Shares Arising Out Of Options | shares	1,635,700	1,635,700
Weighted Average Remaining Life	1 year 5 months 4 days	1 year 5 months 4 days
Weighted Average Exercise Price	₨ 680.00	₨ 680.00
Plan "E"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price | $ / shares		₨ 10.44
Range of exercise price, Lower Range	₨ 680.0
Number Of Shares Arising Out Of Options | shares	6,224,900	6,224,900
Weighted Average Remaining Life	1 year 6 months 3 days	1 year 6 months 3 days
Weighted Average Exercise Price	₨ 680.00	₨ 680.00
Plan "F"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	835.5	₨ 12.83
Range of exercise price, Upper Range | (per share)	₨ 1,462.15	₨ 22.46
Number Of Shares Arising Out Of Options | shares	64,321,700	64,321,700
Weighted Average Remaining Life	3 years 7 months 2 days	3 years 7 months 2 days
Weighted Average Exercise Price	₨ 1,113.95	₨ 1,113.95